Key Management Personnel Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Key Management Personnel Compensation [Abstract]
Schedule of Compensation to Key Management Personnel of the Group	The compensation to key management personnel of the Group is as follows:
	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
	US$	US$

Salaries, allowances and other benefits	733,402	596,778
Equity-settled share option expense	1,236,282	390,516
Other long-term employee benefits expense	-	(69,209)
Pension scheme contributions	22,339	8,585

	1,992,024	926,670
The compensation to key management personnel of the Group is as follows:
	2023	2022	2021
	US$	US$	US$
Salaries, allowances and other benefits	1,384,247	1,761,735	2,321,434
Equity-settled share option expense	4,869,487	14,430,835	9,352,862
Reversal of other long-term employee benefits	(69,207)	(1,525,014)	-
Pension scheme contributions	19,189	16,226	21,687
	6,203,716	14,683,782	11,695,983